ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2019 USD ($)	Sep. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)
VIE arrangements [Line Items]
Asset-Backed Securities, at Carrying Value		$ 78.5	$ 46.1				¥ 510.6	¥ 299.8
Financing Arrangements Expiration Date				May 2018
Subsequent Event [Member] | Kaixin [Member]
VIE arrangements [Line Items]
Proceeds from Issuance or Sale of Equity	$ 28.3
Subsequent Event [Member] | CM Seven Star Acquisition Corporation [Member]
VIE arrangements [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred	$ 28.3
AAA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches		70.50%	68.00%
AA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches		11.00%	10.50%
Subordinate Security Held By Originator [Member]
VIE arrangements [Line Items]
Percentage of Tranches		18.50%	21.50%
Variable Interest Entity [Member]
VIE arrangements [Line Items]
Percentage of VIEs revenues to the consolidated net revenues				97.60%	88.10%	97.00%
Percentage of VIEs assets to the consolidated total assets				55.70%	24.20%
Percentage of VIEs liability to the consolidated total liabilities				66.30%	31.10%
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements [Line Items]
Term of agreement				10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement				30 days
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement				30 days